ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	$ 119
Accounts receivable and other	276
Inventory	118
Equity accounted investments	74
Investment properties	988
Identifiable intangible assets recognised as of acquisition date	560
Goodwill	14,953	$ 14,714
Identifiable Assets Acquired Recognised As Of Acquisition Date	6,952
Accounts payable and other	(490)
Non-recourse borrowings	(2,620)
Deferred income tax liabilities	(125)
Non-controlling interests	(101)
Liabilities Recognized as of Acquisition Date	(3,336)
Identifiable assets acquired (liabilities assumed)	$ 3,616
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impacts as a result of business combinations that occurred in the six months ended June 30, 2021. No material changes were made to provisional allocations.

AS AT JUN. 30, 2021 (MILLIONS)	Private Equity	Real Estate	Renewable Power	Infrastructure and Other	Total
Cash and cash equivalents	$17	$54	$2	$46	$119
Accounts receivable and other	86	77	97	16	276
Inventory	112	—	6	—	118
Equity accounted investments	20	10	—	44	74
Investment properties	—	988	—	—	988
Property, plant and equipment	68	1,720	2,351	185	4,324
Intangible assets	91	2	—	467	560
Goodwill	293	—	102	98	493
Total assets	687	2,851	2,558	856	6,952
Less:
Accounts payable and other	(204)	(70)	(155)	(61)	(490)
Non-recourse borrowings	(103)	(1,319)	(975)	(223)	(2,620)
Deferred income tax liabilities	(26)	—	—	(99)	(125)
Non-controlling interests[1]	(11)	—	—	(90)	(101)
	(344)	(1,389)	(1,130)	(473)	(3,336)
Net assets acquired	$343	$1,462	$1,428	$383	$3,616

Consideration[2]	$343	$1,462	$1,428	$383	$3,616
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
	2.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Gross carrying amount [member]
Disclosure of detailed information about business combination [line items]
Additions	$ 493
Real Estate
Disclosure of detailed information about business combination [line items]
Investment properties	988
Total
Disclosure of detailed information about business combination [line items]
Identifiable Assets Acquired Recognised As Of Acquisition Date	7,000
Consideration transferred, acquisition-date fair value	3,616
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	17
Accounts receivable and other	86
Inventory	112
Equity accounted investments	20
Property, plant and equipment	68
Identifiable intangible assets recognised as of acquisition date	91
Goodwill	293
Identifiable Assets Acquired Recognised As Of Acquisition Date	687
Accounts payable and other	(204)
Non-recourse borrowings	(103)
Deferred income tax liabilities	(26)
Non-controlling interests	(11)
Liabilities Recognized as of Acquisition Date	(344)
Identifiable assets acquired (liabilities assumed)	343
Consideration transferred, acquisition-date fair value	343
Total | Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	2
Accounts receivable and other	97
Inventory	6
Equity accounted investments	0
Property, plant and equipment	2,351
Identifiable intangible assets recognised as of acquisition date	0
Goodwill	102
Identifiable Assets Acquired Recognised As Of Acquisition Date	2,558
Accounts payable and other	(155)
Non-recourse borrowings	(975)
Deferred income tax liabilities	0
Non-controlling interests	0
Liabilities Recognized as of Acquisition Date	(1,130)
Identifiable assets acquired (liabilities assumed)	1,428
Consideration transferred, acquisition-date fair value	1,428
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	54
Accounts receivable and other	77
Inventory	0
Equity accounted investments	10
Property, plant and equipment	1,720
Identifiable intangible assets recognised as of acquisition date	2
Goodwill	0
Identifiable Assets Acquired Recognised As Of Acquisition Date	2,851
Accounts payable and other	(70)
Non-recourse borrowings	(1,319)
Deferred income tax liabilities	0
Non-controlling interests	0
Liabilities Recognized as of Acquisition Date	(1,389)
Identifiable assets acquired (liabilities assumed)	1,462
Consideration transferred, acquisition-date fair value	1,462
Total | Infrastructure And Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	46
Accounts receivable and other	16
Inventory	0
Equity accounted investments	44
Property, plant and equipment	185
Identifiable intangible assets recognised as of acquisition date	467
Goodwill	98
Identifiable Assets Acquired Recognised As Of Acquisition Date	856
Accounts payable and other	(61)
Non-recourse borrowings	(223)
Deferred income tax liabilities	(99)
Non-controlling interests	(90)
Liabilities Recognized as of Acquisition Date	(473)
Identifiable assets acquired (liabilities assumed)	383
Consideration transferred, acquisition-date fair value	$ 383